Related Party Disclosures (Details Narrative) $ in Thousands	6 Months Ended			7 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jul. 10, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jul. 30, 2021 USD ($) shares	Dec. 02, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2021
Disclosure of transactions between related parties [line items]
Interest rate						9.96%	8.39%	7.12%
Losses on disposals of investments						$ 24,149	$ (0)	$ (0)
Interest income						4,627	8,647	4,579
Financial assets at amortized cost						0	5,244
Services expense						55,110	46,312	42,536
Key management personnel compensation						900	900	2,900
Minimum [Member]
Disclosure of transactions between related parties [line items]
Compensation expenses						280
Maximum [Member]
Disclosure of transactions between related parties [line items]
Compensation expenses						$ 340
Navios Holdings 2022 Notes [member]
Disclosure of transactions between related parties [line items]
Notes face value			$ 35,500
Purchases fair value measurement assets			17,642
Sales fair value measurement assets			18,726
Gain loss on disposal of debt securities			$ 1,084
Navios Holdings [member] | Navios Holdings Agreement [member]
Disclosure of transactions between related parties [line items]
Line of credit facility initiation date						Apr. 25, 2019
Notional amount						$ 50,000
Description of agreement's scope						to be used for general corporate purposes, including the repurchase of Navios Holdings’ 7.375% First Priority Ship Mortgage Notes due 2022 (the “Navios Holdings 2022 Notes”).
Description of collateral						secured by Navios Holdings 2022 Notes purchased with funds borrowed under the Navios Holdings Loan Agreement.
Brokerage fee expense						$ 500
Interest income						$ 4,222	8,277
Financial assets at amortized cost							5,244
Navios Holdings [member] | Navios Holdings Agreement [member] | Admendment [member]
Disclosure of transactions between related parties [line items]
Interest rate						10.00%
Increase of credit facility					$ 20,000
Maturity date						December 2024
Navios Holdings [member] | Navios Holdings Agreement [member] | First Year [member]
Disclosure of transactions between related parties [line items]
Interest rate						12.75%
Navios Holdings [member] | Navios Holdings Agreement [member] | Second Year [member]
Disclosure of transactions between related parties [line items]
Interest rate						14.75%
Navios Holdings [member] | Administrative Services Agreement [Member]
Disclosure of transactions between related parties [line items]
Administrative expenses						$ 1,144	1,144	1,144
Grimaud [member] | Common shares [member]
Disclosure of transactions between related parties [line items]
Interest rate									13.00%
Common stock issued | shares		2,414,263
Interest payable		$ 6,381
Common stock sold | shares				752,000
Proceeds from sale of common stock				$ 3,704
Losses on disposals of investments						24,149
Grimaud [member] | Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Debt instruments issued				$ 20,000
Number Of Periodic Payments				4
Borrowings Frequency Of Periodic Payment				semi-annual
Supplemental Navios Holdings Loan Agreement [member]
Disclosure of transactions between related parties [line items]
Description of agreement's scope	Grimaud and Navios Holdings agreed to amend the Navios Holdings Loan Agreement
Prepayment amount	$ 7,500
Common stock sold | shares	9,301,542
Repayment date	July 13, 2021
Empresa Hotelera Argentina S.A. Pit Jet [member] | Lodging and travel services [member]
Disclosure of transactions between related parties [line items]
Services expense						0	16	$ 15
Amounts payable, related party transactions						$ 0	$ 1